Supplemental disclosure of cash flow information	6 Months Ended
Jun. 30, 2022
Supplemental disclosure of cash flow information

9. Supplemental disclosure of cash flow information

	Three months ended		Six months ended
	June 30,		June 30,
	2022	2021	2022	2021
	$	$	$	$
Changes in operating assets and liabilities:
Trade and other receivables	(255)	(547)	220	103
Inventory	—	1	(206)	(39)
Prepaid expenses and other current assets	(1,471)	408	(759)	315
Payables and accrued liabilities	(40)	(430)	119	(315)
Taxes payable	—	—	—	(129)
Deferred revenues	1,001	3	1,008	1,230
Employee future benefits	(97)	(74)	(118)	(157)
	(862)	(639)	264	1,008

NOTES TO CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

AS AT JUNE 30, 2022 AND FOR THE THREE AND SIX MONTHS ENDED JUNE 30, 2022 AND 2021

(amounts in thousands of US dollars, except share and per share data and as otherwise noted)
(Unaudited)